2050 Retirement Fund (Prospectus Summary) | 2050 Retirement Fund
2050 Retirement Fund May 1, 2012
Investment Objective.
The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund's name ("Target Retirement Date").
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	2050 Retirement Fund 2050 Retirement Fund Class
Management Fees	0.05%
Other Expenses	none
Acquired Fund Fees & Expenses	0.40%
Total Annual Fund Operating Expenses	0.45%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:(a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods,
(b) a 5% return each year and (c) operating expenses remain the same.
The expenses shown do not include Separate Account expenses which would increase costs if included.
Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
2050 Retirement Fund 2050 Retirement Fund Class	46	145	255	580

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate for its most recently completed fiscal year is not shown because the Fund will commence operations on or after
October 1, 2012.
Principal Investment Strategies.
The Fund invests in shares of other series of the Investment Company ("IC Funds")
in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement
Date approaches.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

• General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the
Fund.

• Underlying Fund risk: A Fund's ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the
Fund's investment objective, currently the Fund has more stock risk than fixed income risk. These risks include Company, Market, Small-Cap, Mid-Cap, Value
Stock, Growth Stock and Stock risks, which are all described in detail in the
"Principal Risks" section of the prospectus.

• Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets. The Fund's investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities or particular debt securities.
Mortgage-backed securities or certificates are subject to prepayment or extension risk when interest rates fall or rise, respectively. The prices of debt securities may be subject to significant volatility. Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease. During economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.

• Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition.
The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

• Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

• Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.

• Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

• Value Stock risk: Value stocks are generally undervalued in the marketplace, with high dividends and low prices relative to standard measures. Value stocks may remain undervalued.

• Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not outperform value style investing.

• Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

• Retirement Fund risk:

• The fund is subject to the same risks as the underlying Investment Corporation
Funds ("IC Funds") in which it invests.

• The Retirement Fund is a "fund of funds" where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund.

• The Retirement Fund has assets allocated across equity and fixed income IC
Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.

• The Retirement Fund can allocate 41% of its assets, which can vary by plus or minus 10%, to equity IC Funds at the time the Target Retirement Date is reached and thereafter.

• The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement
Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.
Performance/Annual Return.
Annual return, best and worst performing quarters and average annual total returns of the Fund are not shown because the Fund will commence operations on or after October 1, 2012.